Net income per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2017	Jan. 01, 2016	Jan. 01, 2015
Net income per share
Net income for the year	$ 74,389	$ 44,466	$ 12,077
Opening balance at January 1				21,361	21,090	21,003
RSU Adjustment			7
Effect of employee options exercised	447	93	27
Weighted average number of shares at December 31 - basic	21,808	21,183	21,037
Effect of employee options	769	333	80
Weighted average number of shares at December 31 - diluted	22,577	21,516	21,117
Basic (in dollar per share)	$ 3.41	$ 2.10	$ 0.57
Diluted (in dollar per share)	$ 3.29	$ 2.07	$ 0.57
Anti dilutive securities excluded from the calculation	155	236	1,765